Income taxes - Movement of the valuation allowance for the deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets [Roll Forward]
Beginning balance	$ 102,576	$ 81,830	$ 77,874
Increase during the year	10,915	23,648	6,418
Foreign currency translation adjustments	5,581	(2,902)	(2,462)
Ending balance	$ 119,072	$ 102,576	$ 81,830